Convertible Preferred Stock - Authorized, Issued, and Outstanding Shares of Convertible Preferred Stock (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Temporary Equity [Line Items]
Shares Authorized		65,423,901	39,135,778
Shares Issued	0	65,423,901	39,135,778
Shares Outstanding	0	65,423,901	39,135,778
Aggregate Liquidation Preference	$ 0	$ 146,460	$ 66,460
Carrying Value		$ 145,916	$ 66,161
Series A Preferred Stock
Temporary Equity [Line Items]
Shares Authorized		7,404,248	7,404,248
Shares Issued		7,404,248	7,404,248
Shares Outstanding		7,404,248	7,404,248
Aggregate Liquidation Preference		$ 3,480	$ 3,480
Carrying Value		$ 3,455	$ 3,455
Series B Preferred Stock
Temporary Equity [Line Items]
Shares Authorized		12,314,885	12,314,885
Shares Issued		12,314,885	12,314,885
Shares Outstanding		12,314,885	12,314,885
Aggregate Liquidation Preference		$ 17,980	$ 17,980
Carrying Value		$ 17,918	$ 17,918
Series C Preferred Stock
Temporary Equity [Line Items]
Shares Authorized		19,416,645	19,416,645
Shares Issued		19,416,645	19,416,645
Shares Outstanding		19,416,645	19,416,645
Aggregate Liquidation Preference		$ 45,000	$ 45,000
Carrying Value		$ 44,788	$ 44,788
Series D Preferred Stock
Temporary Equity [Line Items]
Shares Authorized		26,288,123
Shares Issued		26,288,123
Shares Outstanding		26,288,123
Aggregate Liquidation Preference		$ 80,000
Carrying Value		$ 79,755